Offerings - Offering: 1	Jan. 15, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share, issuable upon the conversion of preferred stock
Amount Registered | shares	1,656,210
Proposed Maximum Offering Price per Unit | $ / shares	0.6001
Maximum Aggregate Offering Price	$ 993,891.63
Fee Rate	0.01381%
Amount of Registration Fee	$ 137.26
Offering Note	Consists of 989,540 Shares of Common Stock underlying Series D Convertible Preferred Stock previously issued for services or the conversion of debt and 666,670 Shares of Common Stock underlying Series D Convertible Preferred Stock issued for the acquisition of membership interests from a third-party limited liability company, being registered for resale from time to time by selling securityholders named in this registration statement. Pursuant to Rule 416(a) promulgated under the U.S. Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions.Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act, as amended, based on the closing price of the Company’s Common Stock reported on the Nasdaq Capital Market on January 13, 2025, a date within five business days prior to the initial filing of the registration statement to which this exhibit is attached.